Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS:
Cash	$ 96,123	$ 2,394	$ 19,921
GST tax receivable	5,874	5,439	6,257
Prepaid expenses and other current assets	45,838	83,299	34,712
TOTAL CURRENT ASSETS	147,835	91,132	60,890
Security deposit - related party	2,024	2,103	2,220
Operating lease right-of-use assets, net - related party	40,329
Property and equipment, net	7,475	8,417	8,277
TOTAL ASSETS	197,663	101,652	71,387
CURRENT LIABILITIES:
Accounts payable	959,971	917,337	1,157,369
Accrued expenses and other payables	535,684	723,042	364,404
Convertible notes and related accrued interest, net of discounts and premiums	2,547,085	1,657,377	4,699,299
Operating lease liability - current portion - related party	19,132
Embedded conversion option liabilities	254,308	698,264	371,532
Due to former director - related parties	29,995	31,164	32,898
Loans from directors and officer - related parties	49,920	51,867	54,753
Employee benefit liability	321,139	323,837	143,052
TOTAL CURRENT LIABILITIES	4,717,234	4,402,888	6,823,307
NON-CURRENT LIABILITIES:
Operating lease liability - long-term portion - related party	22,161
TOTAL NON-CURRENT LIABILITIES	22,161
TOTAL LIABILITIES	4,739,395	4,402,888
Commitments and Contingencies
STOCKHOLDERS' DEFICIT:
Common stock, value	1,170	968	93
Additional paid-in capital	46,400,877	45,713,322	38,214,213
Accumulated other comprehensive income (loss)	1,630,685	1,066,998	357,929
Accumulated deficit	(52,532,987)	(51,041,047)	(45,282,678)
Treasury stock (49 shares)	(46,477)	(46,477)	(46,477)
TOTAL STOCKHOLDERS' DEFICIT	(4,541,732)	(4,301,236)	(6,751,920)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	197,663	101,652	71,387
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value:	5,000	5,000	5,000
TOTAL STOCKHOLDERS' DEFICIT	5,000	5,000	5,000
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value:
TOTAL STOCKHOLDERS' DEFICIT